Interest and Other Financial Expenses - Schedule of Interest and Other Financial Expenses (Details) - BRL (R$) R$ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Interest and Other Financial Expenses [Abstract]
Bank fees		R$ (11,246)	R$ (14,474)	R$ (32,145)	R$ (21,658)
Cost of Funding	[1]	(1,065,013)	(770,476)	(1,980,483)	(1,369,607)
Derivative financial instruments		(379,159)		(668,821)
Others		(46,164)	(66,133)	(76,069)	(99,738)
Total		R$ (1,501,582)	R$ (851,083)	R$ (2,757,518)	R$ (1,491,003)

[1]	The cost of funding is mainly related to the interest expenses paid to customers who deposit funds in CDBs, which are used as funding for the Company’s assets. Management monitors these expenses, and they are directly associated with the funding of investments, loans and operations.